UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR

                              FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: DECEMBER 31, 2011

Check here if Amendment [  ]; Amendment Number:   __
     This Amendment (Check only one.): [   ] is a restatement.
                                       [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        SOCRATIC FUND MANAGEMENT, L.P.
Address:     101 JFK PARKWAY
             SHORT HILLS, NJ  07078


Form 13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:        JONATHAN W. GIBSON
             ------------------
Title:       MANAGING MEMBER OF THE REPORTING MANAGER'S GENERAL PARTNER
             ----------------------------------------------------------
Phone:       (973) 921-4700
             --------------



      Signature                      Place                Date of Signing

/S/ JONATHAN W. GIBSON          SHORT HILLS, NJ           FEBRUARY 8, 2012
----------------------          ---------------           ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                       FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            10

Form 13F Information Table Value Total:            $ 38,437
                                                  (thousands)




List of Other Included Managers:                   NONE


                                   Title            Value    Share/
                                   of               X        Prn      Share/ Put/  Investment  Other     Voting Authority
Name of Issuer                     Class Cusip      $1000    Amount   Prn    Call  Discretion  Managers  Sole Shared None
BAKER HUGHES INC CMN              COM    057224107   3,648    75,000  SH             SOLE       No        X
CANADIAN NATURAL RESOURCES CMN    COM    136385101   1,869    50,000  SH             SOLE       No        X
HALLIBURTON COMPANY CMN           COM    406216101   1,726    50,000  SH             SOLE       No        X
LUFKIN INDS INC CMN               COM    549764108   3,366    50,000  SH             SOLE       No        X
NATIONAL OILWELL VARCO, INC.
  COMMON STOCK  CMN               COM    637071101   5,099    75,000  SH             SOLE       No        X
PIONEER DRILLING COMPANY CMN      COM    723655106   8,621   890,600  SH             SOLE       No        X
PRECISION DRILLING CORP CMN       COM    74022D308   2,822   275,000  SH             SOLE       No        X
SCHLUMBERGER LTD CMN              COM    806857108   3,416    50,000  SH             SOLE       No        X
SUNCOR ENERGY INC. CMN            COM    867224107   3,604   125,000  SH             SOLE       No        X
SUPERIOR ENERGY SERVICES INC. CMN COM    868157108   4,266   150,000  SH             SOLE       No        X

                                                    38,437